Introduction (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Foreign exchange rates
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2025 and 2024 and the average rates for the years ended December 31, 2025, 2024 and 2023.

Exchange Rates to the US Dollar	Functional Currency	2025 Year-end Rate	2024 Year-end Rate	Change %	2025 Average Rate	2024 Average Rate	Change %	2023 Average Rate
Bolivia (ii)	Boliviano (BOB)	9.60	6.91	(28.0)%	12.83	6.91	(46.1)%	6.91
Colombia	Peso (COP)	3,757	4,409	17.4%	4,053	4,083	0.7%	4,313
Costa Rica	Costa Rican Colon (CRC)	501	513	2.3%	506	519	2%	550
Ecuador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Guatemala	Quetzal (GTQ)	7.66	7.71	0.5%	7.68	7.76	1.1%	7.84
Honduras	Lempira (HNL)	26.51	25.44	(4.0)%	26.09	24.88	(4.6)%	24.66
Luxembourg	Euro (EUR)	0.85	0.97	13.4%	0.89	0.93	4.4%	0.93
Nicaragua	Cordoba (NIO)	36.62	36.62	—%	36.62	36.62	—%	36.44
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	6,576	7,831	19.1%	7,546	7,569	0.3%	7,299
Sweden	Krona (SEK)	9.21	11.07	20.2%	9.74	10.57	8.5%	10.60
United Kingdom	Pound (GBP)	0.74	0.80	7.7%	0.76	0.78	3.2%	0.80
Uruguay (iii)	Uruguayan Peso (UYU)	39.04	n/a, see Note A.1.2.		39.57	n/a, see Note A.1.2.
(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.
(ii) As from January 1, 2025 Millicom adopted the Amendments to IAS 21, as explained above.
(iii) 2025 average rate as from acquisition date (see Note A.1.2.).